UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle February 15, 2011

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 711030

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AEROPOSTALE INC                COM              007865108    15537 630552.0000 SH    Sole                        630552.0000
ALLEGIANT TRAVEL CO            COM              01748X102     9802 199070.0000 SH    Sole                        199070.0000
AMEDISYS INC                   COM              023436108     9998 298460.0000 SH    Sole                        298460.0000
AMERICAN SUPERCONDUCTR COM     COM              030111108     4329 151400.0000 SH    Sole                        151400.0000
ASBURY AUTOMOTIVE GP COM       COM              043436104     1990 107665.0000 SH    Sole                        107665.0000
AT&T INC COM                   COM              00206R102    27809 946520.0000 SH    Sole                        946520.0000
Abbott Labs                    COM              002824100    21170 441880.0000 SH    Sole                        441880.0000
Apollo Group Inc CL A          COM              037604105     1729 43790.0000 SH     Sole                        43790.0000
Berkshire Hathaway CL B        COM              084670702    23533 293755.0000 SH    Sole                        293755.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    17518 676120.0000 SH    Sole                        676120.0000
Cisco Systems Inc              COM              17275R102    20295 1003220.0000 SH   Sole                        1003220.0000
Corning Inc.                   COM              219350105    17155 887934.0000 SH    Sole                        887934.0000
DRAGONWAVE INC COM             COM              26144M103     3594 425864.0000 SH    Sole                        425864.0000
Delta Air Lines                COM              247361702    21008 1667335.0000 SH   Sole                        1667335.0000
DuPont                         COM              263534109    23131 463725.0000 SH    Sole                        463725.0000
FUEL SYS SOLUTIONS INC COM     COM              35952W103     8226 280000.0000 SH    Sole                        280000.0000
Ford Motor Company             COM              345370860    37261 2219255.0000 SH   Sole                        2219255.0000
GILEAD SCIENCES INC COM        COM              375558103    14544 401330.0000 SH    Sole                        401330.0000
GROUP 1 AUTOMOTIVE INC         COM              398905109    17961 430100.0000 SH    Sole                        430100.0000
General Motors Co.             COM              37045V100      737 20000.0000 SH     Sole                        20000.0000
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107    12198 1004745.0000 SH   Sole                        1004745.0000
HEWLETT-PACKARD CO             COM              428236103    18520 439900.0000 SH    Sole                        439900.0000
Hospira, Inc.                  COM              441060100    15174 272465.0000 SH    Sole                        272465.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     3096 545985.0000 SH    Sole                        545985.0000
Intel Corp                     COM              458140100    22642 1076670.0000 SH   Sole                        1076670.0000
International Business Machine COM              459200101     1344 9158.0000 SH      Sole                         9158.0000
KB Home                        COM              48666K109     2253 167000.0000 SH    Sole                        167000.0000
LABORATORY CORP OF AMERICA     COM              50540R409    27910 317450.0000 SH    Sole                        317450.0000
LATTICE SEMICONDUCTOR CORP     COM              518415104     2446 403600.0000 SH    Sole                        403600.0000
MEMC ELECTRONIC MATERIALS      COM              552715104     2550 226500.0000 SH    Sole                        226500.0000
Microsoft Corp                 COM              594918104    24639 882800.0000 SH    Sole                        882800.0000
NOBLE CORP                     COM              H5833N103    11175 312415.0000 SH    Sole                        312415.0000
Novogen LTD                    COM              67010F103      128 251710.0000 SH    Sole                        251710.0000
Oracle Corp                    COM              68389X105    34429 1099965.0000 SH   Sole                        1099965.0000
PHILIP MORRIS INTL. INC.       COM              718172109    29099 497157.3650 SH    Sole                        497157.3650
PNC Financial                  COM              693475105    22992 378650.0000 SH    Sole                        378650.0000
Pfizer Inc                     COM              717081103    28843 1647230.0000 SH   Sole                        1647230.0000
Rush Enterprises CLA           COM              781846209     6130 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      604 33402.0000 SH     Sole                        33402.0000
Ryland Group                   COM              783764103     1737 102000.0000 SH    Sole                        102000.0000
SONIC AUTOMOTIVE INC CL A      COM              83545G102    23137 1747480.0000 SH   Sole                        1747480.0000
Stanley Furniture Inc New      COM              854305208     1443 463865.0000 SH    Sole                        463865.0000
State Street Corp              COM              857477103    20397 440163.0000 SH    Sole                        440163.0000
Symantec Corp                  COM              871503108     3348 200000.0000 SH    Sole                        200000.0000
TRUE RELIGION APPAREL INC      COM              89784N104     3175 142645.0000 SH    Sole                        142645.0000
Transocean LTD                 COM              H8817H100    23195 333700.0000 SH    Sole                        333700.0000
UnitedHealth Group Inc.        COM              91324P102    32751 906984.0000 SH    Sole                        906984.0000
VECO INSTRUMENTS INC           COM              922417100    13492 314055.0000 SH    Sole                        314055.0000
WESCO INTERNATIONAL INC        COM              95082P105    19038 360575.0000 SH    Sole                        360575.0000
WESTPORT INNOVATIONS COM NEW   COM              960908309     5573 300895.0000 SH    Sole                        300895.0000
Muhlenkamp Fund                                 962096103      245 4545.7620 SH      Sole                         4545.7620